LICENSING AGREEMENTS (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Feb. 02, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016
Amortization of Intangible Assets	$ 0		$ 2,637	$ 6,719
Payments to Acquire Intangible Assets				10,000
Patents [Member]
Stock Issued During Period, Value, Purchase of Assets				100,000
Licensing Agreements [Member]
Payments to Acquire Intangible Assets				5,000
Reimbursement of License fees				$ 1,800
Shares Issued, Price Per Share			$ 0.01	$ 0.01
Royalty Expense				$ 7,300
Royalty Payment Percentage				6.00%
Non-Royalty Sublease Income Percentage				25.00%
Payments for Royalties				$ 20,000	$ 50,000
Licensing Agreements [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets				50,000
Stock Issued During Period, Value, Purchase of Assets				$ 500
Multipotent Amniotic Fetal Stem Cells License Agreement [Member] | Patents [Member]
Finite-Lived Intangible Asset, Expiration Period		2026
Amortization of Intangible Assets			$ 116	116
Creative Medical Health, Inc [Member] | Patents [Member]
Stock Issued During Period, Shares, Purchase of Assets		64,666,667
Stock Issued During Period, Value, Purchase of Assets		$ 100,000
Finite-Lived Intangible Asset, Expiration Period		2025
Finite-Lived Intangible Asset, Useful Life		10 years
Amortization of Intangible Assets			$ 2,521	$ 6,603